Capital disclosures and net debt	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Capital disclosures and analysis of changes in net debt
Capital disclosures and net debt
The group defines capital as total equity. We maintain our financial framework to support the pursuit of value growth for shareholders, while ensuring a secure financial base.
The group monitors capital on basis of gearing (previously termed 'net debt ratio'), that is, the ratio of net debt to net debt plus equity. Net debt is calculated as finance debt, as shown in the balance sheet, plus the fair value of associated derivative financial instruments that are used to hedge foreign exchange and interest rate risks relating to finance debt for which hedge accounting is applied, less cash and cash equivalents. Net debt and gearing are non-GAAP measures. BP believes these measures provide useful information to investors. Net debt enables investors to see the economic effect of finance debt, related hedges and cash and cash equivalents in total. Gearing enables investors to see how significant net debt is relative to equity from shareholders. The derivatives are reported on the balance sheet within the headings ‘Derivative financial instruments’. All components of equity are included in the denominator of the calculation.
We aim to manage the gearing within a 20-30% band and maintain a significant liquidity buffer. At 31 December 2019, gearing was 31.1% (2018 30.0%).
As a result of the adoption of IFRS 16 ‘Leases’ from 1 January 2019, leases that were previously classified as finance leases under IAS 17 are now presented as ‘Lease liabilities’ on the group balance sheet and therefore do not form part of finance debt. Comparative information for finance debt (previously also termed ‘gross debt’), net debt and gearing have been amended to be on a consistent basis with amounts presented for 2019. The relevant amount for finance lease liabilities that has been excluded from comparative information for 2018 is $667 million. The previously disclosed amounts for finance debt and net debt for 2018 were $65,799 million and $44,144 million respectively. The previously disclosed gearing for 2018 was 30.3%.

		$ million
At 31 December	2019	2018
Finance debt	67,724	65,132
Less: fair value asset (liability) of hedges related to finance debt[a]	(190)	(813)
	67,914	65,945
Less: cash and cash equivalents	22,472	22,468
Net debt	45,442	43,477
Equity	100,708	101,548
Gearing	31.1%	30.0%

[a]
Derivative financial instruments entered into for the purpose of managing interest rate and foreign currency exchange risk associated with net debt with a fair value liability position of $601 million (2018 liability of $827 million) are not included in the calculation of net debt shown above as hedge accounting was not applied for these instruments. The movement in the year is attributable to a net cash out flow of $286 million (2018 net cash flow $nil) and fair value loss of $60 million (2018 fair value losses of $193 million).

Net debt including leases is shown in the table below.

		$ million
At 31 December	2019	2018
Net debt	45,442	43,477
Lease liabilities	9,722	667
Net partner (receivable) payable for leases entered into on behalf of joint operations	(158)	—
Net debt including leases	55,006	44,144

An analysis of changes in liabilities arising from financing activities is provided below.

					$ million
	Finance debt	Hedge- accounted derivatives	Lease liabilities	Net partner payable for leases entered into on behalf of joint operations	Total liabilities arising from financing activities
At 1 January 2019	65,132	813	667	—	66,612
Adjustment on adoption of IFRS 16[a]	—	—	9,233	217	9,450
Exchange adjustments	(62)	—	(4)	8	(58)
Net financing cash flow	1,671	2	(2,372)	(14)	(713)
Fair value (gains) losses	924	(1,104)	—	—	(180)
New and remeasured leases/joint operation payables	—	—	2,614	82	2,696
Other movements	59	479	(416)	(3)	119
At 31 December 2019	67,724	190	9,722	290	77,926

At 1 January 2018	62,574	175	656	—	63,405
Exchange adjustments	(237)	—	(22)	—	(259)
Net financing cash flow	3,540	(360)	(35)	—	3,145
Fair value (gains) losses	(856)	998	—	—	142
New leases	—	—	74	—	74
Other movements	111	—	(6)	—	105
At 31 December 2018	65,132	813	667	—	66,612
[a] See Note 1 for information on adoption of IFRS 16 'Leases'.